Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
Schedule of right-of-use assets
	Office facility	Vehicles	Total
At January 1, 2021	173	85	258
Additions	1,093	95	1,188
Financial expenses	(1)	2	1
Disposals	(91)	-	(91)
Depreciation expense	(127)	(69)	(196)
As of December 31, 2021	1,047	113	1,160

Schedule of lease liabilities
	2021	2020	2019
At January 1, 2021	275	153	-
Additions	1,176	273	232
Accretion of interest	-	5	9
Interest payment	-	(5)	(9)
Exchange rate differences	43	20	-
Disposals	(99)	-	-
Principal payment	(214)	(171)	(79)
As of December 31, 2021	1,181	275	153

Schedule of profit or loss
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Depreciation expense of right-of-use assets	196	196	74
Interest expense on lease liabilities	-	5	9
Total amount recognized in profit or loss	196	201	83